January 12, 2022

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	Janus Detroit Street Trust (the “Registrant”)

1933 Act File No. 333-207814

1940 Act File No. 811-23112

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.

There are no changes to the Prospectus and Statement of Additional Information from the form of Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 48 (“PEA No. 48”) on January 7, 2022, pursuant to Rule 485(b) of the 1933 Act for the Janus Henderson B-BBB CLO ETF.

2.	The text of PEA No. 48 has been filed electronically.

Please call me at (303) 336-7903 with any questions or comments.

Respectfully,

/s/ Cara B. Owen

Cara B. Owen

Assistant Secretary

of the Registrant

Enclosures (via EDGAR only)

cc: Byron Hittle, Esq.

Eric Purple, Esq.